Statements of Stockholder's Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance, Beginning at Dec. 31, 2016	$ 5,000	$ 10,500	$ (323)	$ 8,108	$ 23,285
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				2,079	2,079
Other comprehensive income (loss)			334		334
Dividend to parent				(7,000)	(7,000)
Balance, End at Dec. 31, 2017	5,000	10,500	11	3,187	18,698
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				809	809
Other comprehensive income (loss)			(240)		(240)
Capital contribution		20,653			20,653
Cumulative effect of reclassification for stranded tax effects			3	(3)
Balance, End at Dec. 31, 2018	5,000	31,153	(226)	3,993	39,920
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income				1,351	1,351
Other comprehensive income (loss)			1,261		1,261
Balance, End at Dec. 31, 2019	$ 5,000	$ 31,153	$ 1,035	$ 5,344	$ 42,532